Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits at January 1	$ 2,710	$ 2,516	$ 1,914
Additions for tax positions of prior periods		110	2,109
Additions for tax positions of current period	286	49
Additions due to acquisitions		509
Settlements with taxing authorities	(406)		(1,320)
Lapse of applicable statute of limitations	(290)	(330)	(158)
Adjustments to tax positions		(144)	(29)
Unrecognized tax benefits at December 31	$ 2,300	$ 2,710	$ 2,516